Revenues - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Revenue	€ 19,828	€ 19,025	€ 19,719
Increase (decrease) revenue	803	(694)
Revenues from telecommunications services	€ 1,737	€ 1,686	€ 1,713
Change in Revenues from telecommunications services		3.02%